Consolidated income statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest revenue for financial assets measured at amortised cost	$ 30,916	$ 35,293
Interest revenue for financial assets measured at fair value through other comprehensive income	4,337	5,614
Interest expense for financial liabilities not at fair value through profit or loss	8,227	12,426
Depreciation of right-of-use assets	$ 878	$ 1,029